Consolidated Comprehensive Income (Parenthetical) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Foreign currency translation, tax (provision)/benefit	$ 57	$ 9	$ 3
Current year actuarial gain (loss), tax (provision)/benefit	(1,232)	372	1,276
Amortization of actuarial (gain) loss, tax (provision)/benefit	(265)	(243)	(221)
Current year prior service credit (cost), tax (provision)/benefit	(2)	(12)	(51)
Amortization of prior service (credit) cost, tax (provision)/benefit	19	17	11
Amortization of transition (asset) obligation, tax (provision)/benefit	(1)	(1)	(1)
Derivative financial instruments, Gains (losses) deferred, tax (provision)/benefit	2	29	12
Derivative financial instruments, Gains (losses) reclassified to earnings, tax (provision)/benefit	(25)	(10)	21
Available-for-sale securities, Gains (losses) deferred, tax (provision)/benefit	(15)	(13)	2
Available-for-sale securities, (Gains) losses reclassified to earnings, tax (provision)/benefit	$ 6	$ 1	$ (1)